LIFETIME ACHIEVEMENT FUND, INC.
                            SUPPLEMENT TO PROSPECTUS

The  Fund  will  engage  in  securities  lending  transactions  subject  to  its fundamental investment restriction that it may not engage in transactions involving aggregate loans of securities whose value is in excess of 5% of the Fund's total assets as of the date of any transaction. In a securities lending transaction, the Fund loans its securities through its Custodian to broker/dealers and other borrowers in exchange for collateral and a reasonable interest rate or other consideration. The Fund will require that the collateral have a value of 102% of the daily marked to market value of the securities loaned. Securities lending arrangements are terminable at any time by the Fund and are subject to various security arrangements on the securities loaned. Cash collateral received from securities lending transactions may be invested by the Fund according to its general investment policies and restrictions. Securities lending transactions involve certain risks, including the risk of the investment of the collateral received and the insolvency of borrowers, however over collateralization and indemnities received from agents involved in the transactions minimize such risks.

                         LIFETIME ACHIEVEMENT FUND, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

The  Fund  will  engage  in  securities  lending  transactions  subject  to  its fundamental investment restriction that it may not engage in transactions involving aggregate loans of securities whose value is in excess of 5% of the Fund's total assets as of the date of any transaction. In a securities lending transaction, the Fund loans its securities through its Custodian to broker/dealers and other borrowers in exchange for collateral and a reasonable interest rate or other consideration. The Fund will require that the collateral have a value of 102% of the daily marked to market value of the securities loaned. Securities lending arrangements are terminable at any time by the Fund and are subject to various security arrangements on the securities loaned. Cash collateral received from securities lending transactions may be invested by the Fund according to its general investment policies and restrictions. Securities lending transactions involve certain risks, including the risk of the investment of the collateral received and the insolvency of borrowers, however over collateralization and indemnities received from agents involved in the transactions minimize such risks.

Page 25 of the Statement of Additional Information is hereby corrected to reflect that the Adviser has elected to waive its fees or reimbursement for expenses for the calendar year 2002 to the extent necessary to limit the Fund's expenses to 1.50%, not 1.30% as previously indicated.